Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 15, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2024
Prospectus Date	rr_ProspectusDate	Jun. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 15, 2024 Supplement to the Summary Prospectus and Statutory Prospectus, each dated June 28, 2024
SoFi Select 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, with respect to the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus, the fourth paragraph is amended and restated to read as follows:

The Index is rebalanced and reconstituted semi-annually, effective on the first Wednesday of each May and each November based on data as of the tenth business day prior to the reconstitution date. As of June 1, 2024, the three largest Index constituents and the weights were as follows: NVIDIA Corp; 14.92%; Amazon.com Inc. 8.85%; and Microsoft Corp. 5.16%.

Please retain this Supplement for future reference.

SoFi Select 500 ETF | SoFi Select 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFY